SCHEDULE OF FAIR VALUE LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Balance at June 30, 2025		$ 2,983	$ 2,983
Cash funded				18,911
Proceeds				(2,525)
Change in fair value		$ (2,982)	(2,983)	(13,403)
Balance at September 30, 2025				$ 2,983